15. STOCK OPTIONS AND WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTIONS AND WARRANTS

Stock Options

There were no stock options issued during the three months ended March 31, 2018.

During the three months ended March 31, 2018, the Company recorded stock option based compensation of $4,342 related to prior grants. As of March 31, 2018, there is $29,187 of unrecognized stock option based compensation expense that will be recognized over the next two years.

Warrants

As a part of the Company’s private placement, the Company effectively issued 273,333 warrants during the three months ended March 31, 2018 to the placement agents. These warrants, valued at $26,206, are exercisable for 5 years at an exercise price of $0.15 per share. The Company estimated the fair value of the warrants utilizing the Black-Scholes pricing model. The assumptions used in the valuation of these warrants include volatility of 79.39%, expected dividends of 0.0%, a discount rate of 1.50%, and expected term of 5 years. There was no financial statement accounting effect for the issuance of these warrants as their fair value has been charged to Additional Paid-in-Capital as an offering cost and was offset by a credit to Additional Paid-in-Capital for their fair value when recording the issuance of these warrants (See Note 10).

In connection with a Draw Down of a convertible line of credit, as of February 20, 2018, the Company issued 407,784 common stock purchase warrants with a total value of $61,282 and each with a $0.15 exercise price and 3 year term. The Company estimated the fair value of the warrants utilizing the Black-Scholes pricing model. The assumptions used in the valuation of these warrants include volatility of 82.55%, expected dividends of 0.0%, a discount rate of 1.50%, and expected term of 3 years. (See Note 5).

On August 10, 2011, the Company’s Board of Directors approved and caused the Company to adopt the Envision Solar International, Inc. 2011 Stock Incentive Plan (the “Plan”), which authorizes the issuance of up to 31,500,000 shares of the Company’s common stock pursuant to the exercise of stock options or other awards granted under the Plan.

In 2008, the Board approved the 2008 equity Incentive Plan, which authorizes 6,108,571 shares under the plan. Exercise rights may not expire more than three months after the date of termination of the employee but may expire in less time as stipulated in the individual grant notice. For disability or death, the optionee or estate will generally have up to twelve months to exercise their options. For certain options the Company may have rights of first refusal for a stipulated period of time, under a separate stock restriction agreement, whereby if the holder exercise the options and then desires to sell the underlying shares, the Company has the right to repurchase such shares at a price to which the holder has agreed to sell them to a third party.

Stock Options

The Company follows the provisions of ASC Topic 718, “Compensation – Stock Compensation.” ASC Topic 718 establishes standards surrounding the accounting for transactions in which an entity exchanges its equity instruments for goods or services. ASC Topic 718 focuses primarily on accounting for transactions in which an entity obtains employee services in share-based payment transactions, such as options issued under the Company’s Stock Option Plans. The Company’s stock option compensation expense was $220,084 and $442,871 for the years ended December 31, 2017 and 2016, respectively, and there was $33,529 of total unrecognized compensation cost related to unvested options granted under the Company’s options plans as of December 31, 2017. This stock option expense will be recognized through March 2020.

The fair value of each option is estimated on the date of grant using the Black-Scholes option-pricing model. This model incorporates certain assumptions for inputs including a risk-free market interest rate, expected dividend yield of the underlying common stock, expected option life and expected volatility in the market value of the underlying common stock.

From January 1, 2016 through December 31, 2016, the Company issued 5,380,000 stock options under the plans with a total valuation of $622,109. Of these stock options, 200,000 have a 5 year term while the remaining 5,180,000 have a 10 year term.

From January 1, 2017 through December 31, 2017, the Company issued 645,000 stock options under the plans with a total valuation of $61,632. All of these options have a 10 year term.

We used the following assumptions for options granted in fiscal 2017 and 2016:

	2017	2016
Expected volatility	81.05%	103.59% -114.93%
Expected term	5 Years	2.5-6.5 Years
Risk-free interest rate	0.15%	0.16% -0.50%
Expected dividend yield	None	None

The Black-Scholes option-pricing model was developed for use in estimating the fair value of traded options, which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility. Because the Company’s stock options and warrants have characteristics different from those of its traded stock, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion, the existing models do not necessarily provide a reliable single measure of the fair value of such stock options. The risk free interest rate is based upon quoted market yields for United States Treasury debt securities with a term similar to the expected term. The expected dividend yield is based upon the Company’s history of having never issued a dividend and management’s current expectation of future action surrounding dividends. Expected volatility was based on historical data for the trading of our stock on the open market. The expected lives for such grants were based on the simplified method for employees and directors.

All options qualify as equity pursuant to ASC 815-40-25, “Contracts in Entity’s Own Equity.”

Option activity for the years ended December 31, 2017 and 2016 under the 2008 and 2011 Plans are as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2015	15,337,007	$0.28
Granted	5,380,000	0.15
Exercised	–	–
Forfeited	(800,000)	0.19
Expired	–	–
Outstanding at December 31, 2016	19,917,007	$0.25
Granted	645,000	0.16
Exercised	–	–
Forfeited	(1,095,000)	0.19
Expired	(4,250,343)	0.33
Outstanding at December 31, 2017	15,216,664	$0.23
Exercisable at December 31, 2017	13,479,165	$0.24
Weighted average grant date fair value		$0.10

The following table summarizes information about employee stock options outstanding at December 31, 2017:

Options Outstanding					Options Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2017	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Exercisable at December 31, 2017	Weighted Average Exercise Price	Aggregate Intrinsic Value
$0.13-1.31	15,216,664	5.45 Years	$0.23	$–	13,479,165	$0.24	$–
	15,216,664	5.45 Years	$0.23	$–	13,479,165	$0.24	$–

As the Company’s stock price was lower than the weighted average exercise price at December 31, 2017, there is no aggregate intrinsic value of the options.

Options exercisable have a weighted average remaining contractual life of 5.02 years as of December 31, 2017.

Warrants

2017

During the year ended December 31, 2017, and as additional consideration for the funding of the Convertible Note payable by the Lender, the Company issued 2,500,000 common stock purchase warrants having a value of $187,142 using the Black-Scholes valuation methodology, and each with a $0.15 exercise price and a three year term (See Note 11). The assumptions used in the valuation of these warrants include volatility of 85.78%, expected dividends of 0.0%, a discount rate of 1.50%, and expected term of 3 years.

During the year ended December 31, 2017 as a result of Draw Downs on our Convertible Line of Credit with Lender, the Company issued 1,916,667 common stock purchase warrants having a value of $179,612 using the Black-Scholes valuation methodology, and each with a $0.15 exercise price and three year term (See Note 9). The assumptions used in the valuation of these warrants include volatility of 83.67-85.78, expected dividends of 0.0%, a discount rate of 1.50%, and expected term of 3 years.

As of December 31, 2017, related to the Company’s private placement, the company is obligated to issue 223,337 common stock purchase warrants to the placement agents. There will be no financial statement accounting effect for the issuance of these warrants as their fair value will be charged to Additional Paid-in-Capital as an offering cost and offset by a credit to Additional Paid-in-Capital for their fair value when recording the issuance of these warrants.

During the twelve months ended December 31, 2017, 26,831,589 warrants had expired.

2016

 As a part of the Company’s private placement, the Company effectively issued 291,667 warrants in the twelve months ended December 31, 2016 to the placement agents.  These warrants, valued at $30,419, are exercisable for 5 years at an exercise price of $0.15 per share. The Company estimated the fair value of the warrants utilizing the Black-Scholes pricing model. The assumptions used in the valuation of these warrants include volatility of 102.99%, expected dividends of 0.0%, a discount rate of 0.50%, and expected term of 5 years. There was no financial statement accounting effect for the issuance of these warrants as their fair value has been charged to Additional Paid-in-Capital as an offering cost and was offset by a credit to Additional Paid-in-Capital for their fair value when recording the issuance of these warrants.

During the twelve months ended December 31, 2016, 1,314,286 warrants had expired.

Warrant activity for the years ended December 31, 2017 and 2016 are as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2015	29,219,441	$0.18
Granted	291,667	0.15
Exercised	–	–
Forfeited	–	–
Expired	(1,314,286)	0.33
Outstanding at December 31, 2016	28,196,822	$0.17
Granted	4,416,667	$0.15
Exercised	–	–
Forfeited	–	–
Expired	(26,831,589)	0.16
Outstanding at December 31, 2017	5,781,900	$0.17
Exercisable at December 31, 2017	5,781,900	$0.17
Weighted average grant date fair value		$0.08

Warrants exercisable have a weighted average remaining contractual life of 2.46 years as of December 31, 2017.